14008696

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

Received SEC

DEC 22 2014

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

001- 35476

*By Electronic Mail*

December 22, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on December 15, 2014, The Nasdaq Stock Market (the "Exchange") received from Air T, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Preferred Stock Purchase Rights

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery